Intangible Assets (Details) - Schedule of Intangible Assets - CAD ($)		9 Months Ended		12 Months Ended
		Jun. 30, 2024		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance		$ 50,383,194		$ 75,528,950		$ 54,915,617		$ 34,256,724
Accumulated amortization and impairment, balance		4,545,086		40,767,761		2,078,321		1,389,664
Net book value
Net book value, balance		62,518,850		45,838,108		34,761,189		52,837,296
Additions		10,947,003		13,898,252		15,345,974		17,062,025
Borrowing costs		6,436,722	[1]	3,898,829	[2]	6,994,197		6,304,340
R&D tax credit (Note 13)		(266,746)		(256,234)		(776,050)		(995,506)
Grants (Note 13)		(13,713)
Cost, balance		67,486,460		50,383,194		75,528,950		54,915,617
Amortization		422,524		404,029		481,937		688,657
Accumulated amortization and impairment, balance		4,967,610		4,545,086		40,767,761		2,078,321
Patents [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance		3,450,455
Accumulated amortization and impairment, balance		1,059,007
Net book value
Net book value, balance		2,535,881
Additions		434,774
Borrowing costs	[1]
R&D tax credit (Note 13)
Grants (Note 13)
Cost, balance		3,885,229		3,450,455
Amortization		290,341
Accumulated amortization and impairment, balance		1,349,348		1,059,007
Licenses [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance		1,186,337		2,610,533		2,595,473
Accumulated amortization and impairment, balance		1,183,761		1,147,272		910,756
Net book value
Net book value, balance				2,576		1,463,261
Additions						15,060
Borrowing costs			[1]		[2]
R&D tax credit (Note 13)
Grants (Note 13)
Cost, balance		1,186,337		1,186,337		2,610,533		2,595,473
Amortization		2,576		36,489		236,516
Accumulated amortization and impairment, balance		1,186,337		1,183,761		1,147,272		910,756
Software [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance		575,719		575,719		494,149		457,382
Accumulated amortization and impairment, balance		520,998		476,003		399,808		269,323
Net book value
Net book value, balance		29,640		54,721				94,341
Additions								44,025
Borrowing costs			[1]		[2]
R&D tax credit (Note 13)
Grants (Note 13)
Cost, balance		575,719		575,719		575,719		494,149
Amortization		25,081		44,995				130,485
Accumulated amortization and impairment, balance		546,079		520,998		476,003		399,808
Development costs [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance		45,075,873	[3],[4]	69,926,228	[3]	49,764,539
Accumulated amortization and impairment, balance		1,708,264	[3],[4]	38,278,286	[3]	28,374
Net book value
Net book value, balance		59,935,505	[4]	43,367,609	[3]	31,647,942	[5]
Additions		10,512,229	[4]	12,769,457	[3]	14,894,330	[6],[7]
Borrowing costs		6,436,722	[1],[4]	3,898,829	[2],[3]	6,994,197	[8]
R&D tax credit (Note 13)		(266,746)	[4]	(256,234)	[3]	(776,050)
Grants (Note 13)	[4]	(13,713)
Cost, balance		61,744,365	[4]	45,075,873	[3],[4]	69,926,228	[3]	49,764,539
Amortization		100,596	[4]	56,682	[3]	42,409
Accumulated amortization and impairment, balance		1,808,860	[4]	1,708,264	[3],[4]	38,278,286	[3]	28,374
Others [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost, balance		94,810		94,810		94,810		94,810
Accumulated amortization and impairment, balance		73,056		67,322		61,316		54,396
Net book value
Net book value, balance		17,824		21,754		27,488		33,494
Additions
Borrowing costs			[1]		[2]
R&D tax credit (Note 13)
Grants (Note 13)
Cost, balance		94,810		94,810		94,810		94,810
Amortization		3,930		5,734		6,006		6,920
Accumulated amortization and impairment, balance		$ 76,986		$ 73,056		$ 67,322		$ 61,316

[1]	The capitalization rates used to determine the amount of general borrowing costs eligible for capitalization during the three and nine months ended June 30, 2024 were 17% and 12% respectively.
[2]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2023 was 17%.
[3]	Including $43,267,013 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.
[4]	Including $56,215,716 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.
[5]	Including $31,560,716 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.
[6]	Amortization of $224,873 related to a specific license is capitalized in development costs as the licensed intellectual property and technology is used in development projects which are eligible for capitalization.
[7]	The additions to Development costs include an equity-settled related party transaction of $3,703,920. The acquisition is accounted for as an asset acquisition, and not a business combination, as the acquired set of assets does not meet the definition of a business based on the performance of the concentration test under IFRS 3, Business Combinations. Related transactions costs of $798,778 were recognized in the consolidated statement of loss. Refer to Note 16.
[8]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2022 was 16%.